Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property, Equipment and Software, Useful Lives
Depreciation and amortization are computed using the straight-line method over the following estimated useful lives of assets:

Internal use software	3-7 years
Purchased software	3 years
Assets under finance lease	2-5 years
Office, furniture and equipment	7-10 years
Leasehold improvements	7 years
Other computer and network equipment	3 years
Property, equipment and software, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Internal-use software	$1,917	$—
Other computer and network equipment	867	440
Leasehold improvements	276	—
Property, equipment and software, gross	3,060	440
Less: accumulated amortization and depreciation.	(996)	(440)
Total	$2,064	$—